Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Repayment Profile and Individual Loan Details
The repayment profile of the syndicated and other loans held by the Company is as follows:

	December 31, 2025	December 31, 2024
	€m	€m
Current liabilities
Syndicated loans	5.3	7.1
Lease liabilities	28.6	26.0
Less capitalized debt discounts and borrowing costs to be amortized within 1 year	(1.3)	(7.1)
Total due in less than one year	32.6	26.0
Non-current liabilities
Syndicated loans	1,402.8	1,308.9
2028 fixed rate senior secured notes	800.0	800.0
Lease liabilities	60.7	68.1
Less capitalized debt discounts and borrowing costs to be amortized in 2-5 years	(4.3)	(25.6)
Less capitalized debt discounts and borrowing costs to be amortized in more than 5 years	(0.6)	—
Total due after more than one year	2,258.6	2,151.4
	2,291.2	2,177.4